23. Provision for legal and administrative proceedings (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 16,757,282	R$ 16,278,920
Civil [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	1,286,252	1,698,901
Actions Filed By Consumers [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	453,231	679,577
ANATEL [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	217,012	202,777
Procon & Public Prosecutor's Office [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	158,620	316,007
Former Trade Partners [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	182,843	203,314
Social, Environmental & Infrastructure [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	158,287	130,894
Other [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 116,259	R$ 166,332